CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 15,508	$ 19,861	$ 41,141
Restricted cash	1,330	3,072	959
Investments	10,409	12,122	13,151
Trade receivables and other assets	11,574	7,440	2,576
Loan receivable	0	2,000	392
Total current assets	38,821	44,495	58,219
Non-current
Restricted cash	144	144	154
Investments	4,152	4,048	6,963
Trade receivables and other assets	12,522	13,429	358
Investments in associated entities	58,189	34,781	0
Royalty and other property interests	53,425	65,648	14,517
Property and equipment	1,188	669	586
Deferred financing charges	389	351	0
Deferred income tax asset	0	3,078	0
Total non-current assets	130,009	122,148	22,578
TOTAL ASSETS	168,830	166,643	80,797
Current
Accounts payable and accrued liabilities	2,340	2,336	2,840
Advances from joint venture partners	1,703	2,696	1,228
Loans payable	3,216	50,733	0
Total current liabilities	7,259	55,765	4,068
Non-current
Loan payable	37,273	0	0
Deferred income tax liability	1,097	0	0
Total non-current liabilities	38,370	0	0
TOTAL LIABILITIES	45,629	55,765	4,068
SHAREHOLDERS' EQUITY
Capital stock	193,006	181,857	127,823
Reserves	11,753	17,804	13,281
Deficit	(81,558)	(88,783)	(64,375)
TOTAL SHAREHOLDERS' EQUITY	123,201	110,878	76,729
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 168,830	$ 166,643	$ 80,797